(Net expenses (income)) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Management and administrative fees		$ 52,300,000	$ 51,400,000	$ 49,600,000
Interest expense		192,500,000	140,900,000	92,200,000
Derivative (gains) / losses		(82,900,000)	(124,900,000)	49,900,000
Accretion of discount on deferred consideration		13,300,000	0	0
Seadrill
Related Party Transaction [Line Items]
Management and administrative fees	[1],[2]	75,300,000	58,600,000	47,100,000
Rig operating cost	[3]	29,300,000	22,400,000	16,500,000
Insurance premiums	[4]	20,200,000	21,800,000	21,800,000
Interest expense	[5]	13,700,000	87,700,000	87,700,000
Commitment fee	[6]	2,000,000	2,200,000	4,500,000
Derivative (gains) / losses	[7]	10,200,000	41,600,000	(49,900,000)
Other revenues - operating expenses recharged to Seadrill	[8]	(13,400,000)	0	(5,800,000)
Operating expenses related to operations recharged to Seadrill	[8]	12,800,000	0	5,500,000
Total		$ 161,800,000	$ 158,100,000	$ 122,500,000

[1]	Management and administrative services agreements – In connection with the IPO, OPCO entered into a management and administrative services agreement with Seadrill Management a wholly owned subsidiary of Seadrill, pursuant to which Seadrill Management provides the Company certain management and administrative services. The services provided by Seadrill Management are charged at cost plus management fee equal to 5% of Seadrill Management’s costs and expenses incurred in connection with providing these services. The agreement has an initial term for 5 years and can be terminated by providing 90 days written notice.
[2]	Technical and administrative service agreement – In connection with the IPO, OPCO entered into certain advisory, technical and/or administrative services agreements with subsidiaries of Seadrill. The services provided by Seadrill’s subsidiaries are charged at cost plus service fee equal to approximately 5% of Seadrill’s costs and expenses incurred in connection with providing these services.
[3]	Rig operating costs – relates to rig operating costs recharged by Seadrill in relation to costs incurred on behalf of the West Polaris and the West Vencedor operating in Angola.
[4]	Insurance premiums – the Company’s drilling units are insured by a Seadrill company and the insurance premiums incurred are recharged to the Company.
[5]	Interest expense – consists of interest expense incurred on the $440 Million Rig Financing Agreement, West Vencedor Loan Agreement, discount notes and the $109.5 million T-15 Vendor Financing Loan. Prior to entering these agreements, these costs were allocated to the Company from Seadrill based on the Company’s debt as a percentage of Seadrill’s overall debt. Upon entering these agreements, the costs and expenses have been incurred by the Company.
[6]	$100 million revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance. On March 1, 2014, the revolving credit facility was amended to reduce the maximum borrowing limit from $300 million to $100 million. During 2015 the Company drew down nothing from the revolving credit facility and repaid nothing. As at December 31, 2015 and 2014, the outstanding balance was nil and nil, respectively.
[7]	Derivatives with Seadrill - Interest rate swaps - As of December 31, 2015, the Company was party to interest rate swap agreements with Seadrill for a combined outstanding principal amount of approximately $655.3 million at rates between 1.10% per annum and 1.93% per annum. The swap agreements mature between July 2018 and December 2020. The net loss recognized on the Company’s interest rate swaps for the year ended December 31, 2015, was $10.2 million (year ended December 31, 2014: loss of $41.6 million). Refer to Note 14 for further information.
[8]	Other revenues and expenses - The Company incurs certain operating costs on behalf of Seadrill drilling units and recharges them at a markup of 5%. During the year ended December 31, 2015 the Company earned $13.4 million in other revenues within our Nigerian service company from Seadrill for certain services, including the provision of onshore and offshore personnel, which the Company provided to Seadrill’s West Jupiter and West Saturn drilling rigs. Operating expenses relating to these related party revenues were $12.8 million in the year ended December 31, 2015. During the year ended December 31, 2014 the Company earned no other revenues within the Company's Nigerian service company and related expenses were nil. During the year ended December 31, 2013, the company earned revenues of $5.8 million, relating to certain services, including the provision of onshore and offshore personnel, which the Company provided to Seadrill’s West Polaris drilling rig that was operating in Nigeria during that period. Related operating expenses related to these operations in the year ended December 31, 2013 were $5.5 million.